Derivative Instruments - Changes in consolidated statements of comprehensive income related to interest rate derivatives (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Interest rate swap on FHLB advance:
Unrealized gain recognized in accumulated other comprehensive income	$ 87
Income tax expense on items recognized in accumulated other comprehensive income	(53)
Other comprehensive income recorded in other comprehensive income	34
Interest expense recognized on hedged FHLB advance